Taxes on Income (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income (Details) [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (1,318,000)	$ (1,581,000)	$ (1,106,000)	$ (982,000)
Tax Credit Carryforward, Amount			800,000
Operating Loss Carryforwards			30,400,000
Operating Loss Carryforwards, Expiration Date			Dec. 31, 2019
United States [Member]
Taxes on Income (Details) [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest			(1,000,000)	(1,200,000)
Canada [Member]
Taxes on Income (Details) [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest			$ (100,000)	$ 200,000